PROPERTY AND EQUIPMENT, NET - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 2,457,069	$ 2,323,679
Less: accumulated depreciation	(1,249,371)	(935,784)
Property, plant and equipment, net	1,207,698	1,387,895
Computers [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,472,199	1,381,797
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	65,355	62,262
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	350,194	381,443
Transportation Assets [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	64,022	123,835
Warehouse Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	140,829	36,023
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	278,756	272,042
Building [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	40,830	14,702
Construction-in-Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 44,884	$ 51,575